AQR Emerging Multi-Style II Fund Investment Strategy - AQR Emerging Multi-Style II Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in equity or equity-related instruments (including, but not limited to, exchange-traded funds, equity index futures, equity swaps, equity index swaps, depositary receipts, and real estate investment trusts ("REITs") or REIT-like entities) of emerging market companies. The Fund combines multiple investment styles, primarily including value, momentum and quality, using an integrated approach. In managing the Fund, the Adviser seeks to invest in attractively valued companies with positive momentum and stable businesses. Companies are considered to be attractive value investments if they appear cheap based on multiple fundamental measures, including price-to-book and price-to-earnings ratios relative to other securities in its relevant universe at the time of purchase. In assessing positive momentum, the Adviser favors securities with strong medium-term performance relative to other securities in its relevant universe at the time of purchase. Further, the Adviser favors stable companies in sound business health, including those with strong profitability and stable earnings. The Adviser may add to or modify the economic factors employed in selecting securities. There is no guarantee that the Fund’s objective will be met.A company will be considered to be an emerging market company if it is located in a country represented in the MSCI Emerging Net Total Return USD Index at the time of purchase. Equity-related instruments include instruments that provide exposure to the change in value of an emerging market company. The Fund may also invest in, and have exposure to, non-emerging market companies if the Adviser considers it advisable to achieve the Fund’s investment objective.The Fund generally invests in large- and mid-cap companies, which the Adviser generally considers to be those companies with market capitalizations within the range of the MSCI Emerging Net Total Return USD Index at the time of purchase. Although the Fund does not limit its investments to any one country, the Fund may invest in any one country without limit.The Adviser determines the weight of each security in the portfolio using a combination of its assessment of the liquidity of the security, the attractiveness of the security based on each factor described above and additional criteria that form part of the Adviser’s security selection process. The Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account both anticipated transaction costs and potential tax consequences associated with trading each equity instrument.When selecting securities for the portfolio, the Adviser will employ tax management strategies which consider the potential impact of federal income tax on shareholders’ investment return. These tax management strategies are generally designed to both (i) reduce the Fund’s overall realization of capital gains, and (ii) minimize the Fund’s realized short-term capital gains as a percentage of the Fund’s total realized capital gains (both long-term and short term), as compared to funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions or that the Fund’s short-term capital gains distributions will necessarily be less than its long-term capital gains distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions and the Fund may not employ these tax management strategies at all times. The techniques that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:•when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;•deferring realizations of net capital gains;•limiting portfolio turnover that may result in taxable gains; and•choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts, forward foreign currency contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded-funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity markets and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds.